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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :

811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Address of principal executive offices)

Jay Jacobs

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:

415-835-5000

Date of fiscal year end:  December 31st

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

	Embarcadero All-Cap Growth Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.71%

Consumer Discretionary - 26.18%
3,217	ArvinMeritor, Inc. *	$ 25,157
3,294	Boyd Gaming Corp. *	36,003
329	Burlington Northern Santa Fe Corp.	26,264
654	Chipotle Mexican Grill - Class A *	63,471
2,509	Goodyear Tire & Rubber Co. *	42,728
1,180	Guess?, Inc.	43,707
951	Jack In The Box, Inc. *	19,486
3,365	Las Vegas Sands Corp. *	56,667
8,779	Melco Crown Entertainment ADR *	61,102
2,168	MGM Mirage *	26,103
864	Papa John's International, Inc. *	21,228
2,229	Penske Auto Group, Inc. *	42,752
6,173	Pinnacle Entertainment, Inc. *	62,903
5,837	Starbucks Corp.*	120,534
1,941	Target Corp.	90,606
477	Union Pacific Corp.	27,833
		766,544
Energy - 1.53%
3,535	Acergy, Inc. *	44,647

Financials - 8.53%
5,744	Fortress Investment Group, LLC. *	29,869
241	Goldman Sachs Group, Inc.	44,428
2,785	JP Morgan Chase & Co	122,039
1,729	Morgan Stanley	53,391
		249,727
Industrial Goods - 15.97%
1,427	Fluor Corp.	72,563
7,906	McDermott International, Inc. *	199,785
4,955	Meritage Homes Corp. *	100,587
4,836	Toll Brothers, Inc. *	94,495
		467,430
Materials - 14.78%
2,684	AK Steel Holding Corp.	52,955
1,802	Contango Oil & Gas *	92,010
16,680	International Coal Group, Inc. *	67,220
1,076	Mosaic Co.	51,723
613	Potash Corp. of Saskatchewan, Inc. *	55,378
3,935	QuickSilver Resources, Inc. *	55,838
958	Walter Energy, Inc.	57,538
		432,662
Technology - 28.72%
1,819	Adobe Systems, Inc. *	60,100
376	Apple, Inc. *	69,692
1,436	Broadcom Corp. *	44,071
4,177	Ciena Corp. *	68,002
2,836	Corning, Inc.	43,419
6,003	Energy Quest, Inc. *	61,411
9,773	Flextronics International Ltd. *	73,004
623	International Business Machines Corp.	74,517
6,221	Micron Technology, Inc. *	51,012
4,894	On Semiconductor Corp. *	40,376
2,000	Qualcomm, Inc.	89,960
2,771	Sandisk Corp. *	60,131
4,352	Skyworks Solutions, Inc. *	57,620
4,366	Taiwan Semiconductor Manufacturing Co. Ltd. *	47,851
		841,166

TOTAL FOR COMMON STOCKS (Cost $2,225,534) - 95.71%		$ 2,802,176

SHORT TERM INVESTMENTS - 2.25%
65,910	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $65,910)	65,910

TOTAL INVESTMENTS (Cost $2,291,444) - 97.96%		$ 2,868,086

OTHER ASSETS LESS LIABILITIES - 2.04%		59,585

NET ASSETS - 100.00%		$ 2,927,671

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.
ADR - American Depository Receipts

NOTES TO FINANCIAL STATEMENTS
Embarcadero All-Cap Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,291,444 amounted to $576,642, which consisted of aggregate gross unrealized appreciation of $612,168 and aggregate gross unrealized depreciation of $35,526.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2009:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$65,910	$ -	$ -	$65,910
Consumer Discretionary	766,544	-	-	766,544
Energy	44,647	-	-	44,647
Financials	249,727	-	-	249,727
Industrial Goods	467,430	-	-	467,430
Materials	432,662	-	-	432,662
Technology	841,166	-	-	841,166
Total Equity	$2,868,086	-	-	$2,868,086

	Embarcadero Alternative Strategies Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Mutual Funds - 57.31%
5,190	Diamond Hill Long Short Fund Class A *	79,775
10,560	Gabelli ABC Fund - Advisor Share Class *	102,534
3,360	J.P. Morgan Market Neutral - A *	51,613
6,775	Merger Fund (THE) *	103,388
2,378	Nakoma Absolute Return Fund *	48,835
TOTAL FOR MUTUAL FUNDS (Cost $375,000) - 57.31%		386,145

SHORT TERM INVESTMENTS - 40.60%
273,568	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $273,568)	273,568

TOTAL INVESTMENTS (Cost $648,568) - 97.92%		$ 659,713

OTHER ASSETS LESS LIABILITIES - 2.08%		14,031

NET ASSETS - 100.00%		$ 673,744

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Alternative Strategies Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $648,568 amounted to $11,145, which consisted of aggregate gross unrealized appreciation of $12,310 and aggregate gross unrealized depreciation of $1,165.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at whcih the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2009:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$273,568	$ -	$ -	$273,568
Mutual Funds	386,145	-	-	386,145
Total Equity	$659,713	-	-	$659,713

	Embarcadero Small-Cap Growth Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.12%

Consumer Discretionary - 33.81%
21,942	ArvinMeritor, Inc. *	$ 171,586
24,995	Carrols Restaurant Group, Inc. *	188,962
18,357	Casual Male Retail Group, Inc. *	63,148
25,311	Domino's Pizza *	223,749
7,684	Group One Automotive, Inc. *	206,315
14,961	Jack In The Box, Inc. *	306,551
174,353	Liveperson, Inc. *	878,739
5,991	Mercadolibre, Inc. *	230,414
26,599	O'Charleys, Inc. *	249,233
5,425	Oxford Industries, Inc. *	106,873
5,220	Papa John's International, Inc. *	128,255
15,910	Penske Auto Group, Inc. *	305,154
34,554	Pinnacle Entertainment, Inc. *	352,105
1,796	Wynn Resorts Ltd. *	127,318
		3,538,402
Financials - 2.51%
2,938	Greenhill & Co., Inc.	263,186

Healthcare - 5.93%
62,988	Mannkind Corp. *	620,432

Industrial Goods - 6.39%
18,644	KB Home	309,677
8,972	M/I Homes, Inc. *	121,930
11,706	Meritage Homes Corp. *	237,632
		669,239
Materials - 31.72%
8,836	Contango Oil & Gas *	451,166
26,846	Ferro Corp. *	238,930
25,556	Gerdau Ameristeel Corp. *	202,404
26,464	Horsehead Holding Corp. *	310,158
72,295	International Coal Group, Inc. *	291,349
11,729	Intrepid Potash, Inc. *	276,687
101,693	Kodiak Oil & Gas Corp. *	244,063
20,836	Olympic Steel, Inc.	597,785
15,752	QuickSilver Resources, Inc. *	223,521
2,644	Terra Nitrogen Company LP	275,584
6,228	Vail Resorts, Inc. *	208,887
		3,320,534
Technology - 14.75%
23,616	Ciena Corp. *	384,469
25,719	Sanmina-SCI Corp. *	221,183
18,102	Skyworks Solutions, Inc. *	239,671
10,622	Tekelec *	174,519
33,356	Transact Technologies, Inc. *	176,787
29,017	Triquint Semiconductor, Inc. *	224,011
10,712	Zoran Corp. *	123,402
		1,544,042

TOTAL FOR COMMON STOCKS (Cost $7,609,302) - 95.12%		$9,955,835

SHORT TERM INVESTMENTS - 2.67%
279,763	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $279,763)	279,763

TOTAL INVESTMENTS (Cost $7,889,065) - 97.79%		$10,235,598

OTHER ASSETS LESS LIABILITIES - 2.21%		231,117

NET ASSETS - 100.00%		$ 10,466,715

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Small-Cap Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,889,065 amounted to $2,346,533, which consisted of aggregate gross unrealized appreciation of $2,515,523 and aggregate gross unrealized depreciation of $168,990.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2009:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$279,763	$ -	$ -	$279,763
Consumer Discretionary	3,538,402	-	-	3,538,402
Financials	263,186	-	-	263,186
Healthcare	620,432	-	-	620,432
Industrial Goods	669,239	-	-	669,239
Materials	3,320,534	-	-	3,320,534
Technology	1,544,042	-	-	1,544,042
Total Equity	$10,235,598	-	-	$10,235,598

	Embarcadero Absolute Return Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 95.31%
1,314,886	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $1,314,886)	1,314,886

TOTAL INVESTMENTS (Cost $1,314,886) - 95.31%		$ 1,314,886

OTHER ASSETS LESS LIABILITIES - 4.69%		64,680

NET ASSETS - 100.00%		$ 1,379,566

**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Absolute Return Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,314,886 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2009:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,314,886	$ -	$ -	$1,314,886
Total Equity	$1,314,886	-	-	$1,314,886

	Embarcadero Market Neutral Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 95.62%
1,122,003	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $1,122,003)	1,122,003

TOTAL INVESTMENTS (Cost $1,122,003) - 95.62%		$ 1,122,003

OTHER ASSETS LESS LIABILITIES - 4.38%		51,401

NET ASSETS - 100.00%		$ 1,173,404

**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Market Neutral Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,122,003 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2009:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,122,003	$ -	$ -	$1,122,003
Total Equity	$1,122,003	-	-	$1,122,003

Item 2.  Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Embarcadero Funds, Inc.

By (Signature and Title)*

________________________

Jay Jacobs, Chief Financial Officer

Date  November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

________________________

Jay Jacobs, Chief Financial Officer

Date  November 23, 2009